Document and Entity Information	3 Months Ended
Nov. 30, 2014
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 30, 2014
Trading Symbol	ELRN
Entity Registrant Name	Greenwood Hall, Inc.
Entity Central Index Key	0001557644
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company